INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset attributable to:
Net operating loss carry forward	$ 13,346,000	$ 9,634,000
Net deferred tax asset	2,830,000	1,832,000
State [Member]
Deferred tax asset attributable to:
Net operating loss carry forward	667,000	482,000
Valuation allowance	(667,000)	(482,000)
Net deferred tax asset	0	0
Federal [Member]
Deferred tax asset attributable to:
Net operating loss carry forward	13,304,000	1,832,000
Valuation allowance	(2,163,000)	(1,832,000)
Net deferred tax asset	$ 0	$ 0